Earnings per Share (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Amounts attributable to common stockholders:
Income from continuing operations	$ 75,141	$ 72,974	$ 80,021	$ 59,476	$ 82,599	$ 83,323	$ 87,434	$ 125,751	$ 287,612	$ 379,107	$ 418,967
Income (loss) from discontinued operations, net of tax	14,948	(78,501)	(89,254)	8,030	27,738	(6,790)	12,189	32,919	(144,777)	66,056	198,513
Net Income (numerator for diluted EPS)									142,835	445,163	617,480
Preferred Stock Dividends, Income Statement Impact									(46)	(51)	(58)
Income attributable to common stockholders (numerator for basic EPS)									$ 142,789	$ 445,112	$ 617,422
Denominator (in thousands):
Weighted average shares used in basic EPS									201,614	200,389	201,976
Effect of dilutive shares:
Preferred Stock									2	2	2
Preference stock									381	398	445
Stock Plans									960	577	343
Weighted-average shares used in diluted EPS									202,957	201,366	202,766
Earnings Per Share, Basic [Abstract]
Continuing operations	$ 0.37	$ 0.36	$ 0.40	$ 0.30	$ 0.41	$ 0.42	$ 0.44	$ 0.63	$ 1.43	$ 1.89	$ 2.07
Discontinued operations	$ 0.07	$ (0.39)	$ (0.44)	$ 0.04	$ 0.14	$ (0.03)	$ 0.06	$ 0.16	$ (0.72)	$ 0.33	$ 0.98
Net income - Pitney Bowes Inc.	$ 0.45	$ (0.03)	$ (0.05)	$ 0.34	$ 0.55	$ 0.38	$ 0.50	$ 0.79	$ 0.71	$ 2.22	$ 3.06
Diluted earnings per share:
Continuing operations	$ 0.37	$ 0.36	$ 0.39	$ 0.29	$ 0.41	$ 0.41	$ 0.43	$ 0.63	$ 1.42	$ 1.88	$ 2.07
Discontinued operations	$ 0.07	$ (0.39)	$ (0.44)	$ 0.04	$ 0.14	$ (0.03)	$ 0.06	$ 0.16	$ (0.71)	$ 0.33	$ 0.98
Net income - Pitney Bowes Inc.	$ 0.44	$ (0.03)	$ (0.05)	$ 0.33	$ 0.55	$ 0.38	$ 0.50	$ 0.79	$ 0.70	$ 2.21	$ 3.05
Anti-dilutive shares (in thousands):
Anti-dilutive shares not used in calculating diluted weighted-average shares									12,448	13,801	14,016